MASSMUTUAL PREMIER FUNDS

Supplement dated February 3, 2014 to the

Prospectus dated February 3, 2014

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Funds’ investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual. MassMutual (and not MML Advisers) will serve as investment adviser to the Funds until that date. The following information relates to MassMutual’s services as investment adviser to the Funds, and, until April 1, 2014 should be read in conjunction with the related disclosure in the first paragraph under “Investment Adviser” in the section of the prospectus titled Management of the Funds.

Massachusetts Mutual Life Insurance Company (“MassMutual”), located at 100 Bright Meadow Blvd., Enfield, Connecticut 06082, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement, and asset accumulation products and services for individuals and businesses. As of December 31, 2013, MassMutual, together with its subsidiaries, had assets under management of approximately $639.1 billion.

On or after March 7, 2014, but no later than April 1, 2014, each Class Y and Class A share of the Money Market Fund will be converted to one Class S share of the Fund.

Effective April 1, 2014, Class Z shares will be renamed to Class I shares, Class S shares will be renamed to Class R5 shares, Class Y shares will be renamed to Service Class shares, Class L shares will be renamed to Administrative Class shares, and Class N shares will be renamed to Class R3 shares.

On April 1, 2014, certain fees and expenses of the Funds are expected to change. The fee and expense information set out below reflects the fees and expenses of the Funds presented on the basis that the Funds’ current expenses will be in effect for the entirety of the current year. The information contained in the prospectus is presented on the basis of the fees and expenses that are expected to become effective on April 1, 2014.

MassMutual Premier Money Market Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y	Class A
Management Fees	.35%		.35%	.35%
Distribution and Service (Rule 12b-1) Fees	None		None	.25%
Other Expenses	.11%	(1)	.21%	.36%	(1)
Total Annual Fund Operating Expenses	.46%		.56%	.96%
(1)	Other Expenses for Classes S and A have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated

and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$47	$148	$258	$579
Class Y	$57	$179	$313	$701
Class A	$98	$306	$531	$1,178

MassMutual Premier Short-Duration Bond Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	3.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.40%	.40%	.40%	.40%	.40%	.40%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.10%	.29%	.34%	.42%	.42%	.47%
Total Annual Fund Operating Expenses	.50%	.69%	.74%	.82%	1.07%	1.37%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$51	$160	$280	$628
Class S	$70	$221	$384	$859
Class Y	$76	$237	$411	$918
Class L	$84	$262	$455	$1,014
Class A	$455	$678	$919	$1,610
Class N	$239	$434	$750	$1,646

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$139	$434	$750	$1,646

MassMutual Premier Inflation-Protected and Income Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L		Class A	Class N
Management Fees	.48%	.48%	.48%	.48%		.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None		.25%	.50%
Other Expenses	.29%	.40%	.50%	.55%	(1)	.55%	.60%	(1)
Interest Expense	.20%	.20%	.20%	.20%		.20%	.20%
Remainder of Other Expenses	.09%	.20%	.30%	.35%		.35%	.40%
Total Annual Fund Operating Expenses	.77%	.88%	.98%	1.03%		1.28%	1.58%
(1)	Other Expenses for Class L have been restated to reflect current administrative and shareholder services fees which have been lowered, and for Class N to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$79	$246	$428	$954
Class S	$90	$281	$488	$1,084
Class Y	$100	$312	$542	$1,201
Class L	$105	$328	$569	$1,259
Class A	$599	$862	$1,144	$1,947
Class N	$261	$499	$860	$1,878

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$161	$499	$860	$1,878

MassMutual Premier Core Bond Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.48%	.48%	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.08%	.29%	.34%	.41%	.41%	.48%
Total Annual Fund Operating Expenses	.56%	.77%	.82%	.89%	1.14%	1.46%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$57	$179	$313	$701
Class S	$79	$246	$428	$954
Class Y	$84	$262	$455	$1,014
Class L	$91	$284	$493	$1,096
Class A	$586	$820	$1,073	$1,795
Class N	$249	$462	$797	$1,746

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$149	$462	$797	$1,746

MassMutual Premier Diversified Bond Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	4.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S		Class Y		Class L		Class A
Management Fees	.50%	.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None		None		None		.25%
Other Expenses	.16%	.24%	(1)	.34%	(1)	.44%	(1)	.48%	(1)
Total Annual Fund Operating Expenses	.66%	.74%		.84%		.94%		1.23%

(1)	Other Expenses for Classes S, Y, and L have been restated to reflect current administrative and shareholder services fees which have been lowered, and for Class A to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$67	$211	$368	$822
Class S	$76	$237	$411	$918
Class Y	$86	$268	$466	$1,037
Class L	$96	$300	$520	$1,155
Class A	$594	$847	$1,119	$1,893

MassMutual Premier High Yield Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.10%	.30%	.35%	.50%	.50%	.55%
Total Annual Fund Operating Expenses	.60%	.80%	.85%	1.00%	1.25%	1.55%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$61	$192	$335	$750
Class S	$82	$255	$444	$990
Class Y	$87	$271	$471	$1,049
Class L	$102	$318	$552	$1,225
Class A	$695	$949	$1,222	$1,999
Class N	$258	$490	$845	$1,845

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$158	$490	$845	$1,845

MassMutual Premier Balanced Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.48%	.48%	.48%	.48%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses(1)	.17%	.33%	.48%	.48%
Acquired Fund Fees and Expenses	.05%	.05%	.05%	.05%
Total Annual Fund Operating Expenses(2)	.70%	.86%	1.01%	1.26%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$72	$224	$390	$871
Class Y	$88	$274	$477	$1,061
Class L	$103	$322	$558	$1,236
Class A	$696	$952	$1,227	$2,010

MassMutual Barings Dynamic Allocation Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees (Fund and Cayman Subsidiary)	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses(1)	.84%	.93%	1.03%	1.16%	1.16%
Other Expenses of the Cayman Subsidiary	.47%	.47%	.47%	.47%	.47%
Remainder of Other Expenses	.37%	.46%	.56%	.69%	.69%
Acquired Fund Fees and Expenses	.41%	.41%	.41%	.41%	.41%
Total Annual Fund Operating Expenses(2)	2.05%	2.14%	2.24%	2.37%	2.62%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$208	$643	$1,103	$2,379
Class S	$217	$670	$1,149	$2,472
Class Y	$227	$700	$1,200	$2,575
Class L	$240	$739	$1,265	$2,706
Class A	$825	$1,343	$1,885	$3,359

MassMutual Premier Value Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.13%	.23%	.34%	.38%	.44%
Total Annual Fund Operating Expenses	.63%	.73%	.84%	1.13%	1.44%

(1)	Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$64	$202	$351	$786
Class Y	$75	$233	$406	$906
Class L	$86	$268	$466	$1,037
Class A	$684	$913	$1,161	$1,871
Class N	$247	$456	$787	$1,724

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$147	$456	$787	$1,724

MassMutual Premier Disciplined Value Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.50%	.50%	.50%	.50%	.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses(1)	.07%	.16%	.30%	.30%	.35%
Acquired Fund Fees and Expenses	.02%	.02%	.02%	.02%	.02%
Total Annual Fund Operating Expenses(2)	.59%	.68%	.82%	1.07%	1.37%

(1)	Other Expenses have been restated to reflect current fees.

(2)

Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$60	$189	$329	$738
Class Y	$69	$218	$379	$847
Class L	$84	$262	$455	$1,014
Class A	$678	$896	$1,131	$1,806
Class N	$239	$434	$750	$1,646

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$139	$434	$750	$1,646

MassMutual Premier Main Street Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.15%	.20%	.35%	.35%	.40%
Total Annual Fund Operating Expenses	.80%	.85%	1.00%	1.25%	1.55%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990
Class Y	$87	$271	$471	$1,049
Class L	$102	$318	$552	$1,225
Class A	$695	$949	$1,222	$1,999
Class N	$258	$490	$845	$1,845

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$158	$490	$845	$1,845

MassMutual Premier Capital Appreciation Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.65%	.65%	.65%	.65%	.65%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.14%	.19%	.34%	.34%	.39%
Total Annual Fund Operating Expenses	.79%	.84%	.99%	1.24%	1.54%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$81	$252	$439	$978
Class Y	$86	$268	$466	$1,037
Class L	$101	$315	$547	$1,213
Class A	$694	$946	$1,217	$1,989
Class N	$257	$486	$839	$1,834

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$157	$486	$839	$1,834

MassMutual Premier Disciplined Growth Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L		Class A
Management Fees	.50%	.50%	.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None	None	None		.25%
Other Expenses	.06%	.15%	.29%	(1)	.29%
Total Annual Fund Operating Expenses	.56%	.65%	.79%		1.04%

(1)	Other Expenses for Class L have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$57	$179	$313	$701
Class Y	$66	$208	$362	$810
Class L	$81	$252	$439	$978
Class A	$675	$887	$1,116	$1,773

MassMutual Premier Small Cap Opportunities Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.58%	.58%	.58%	.58%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	.15%	.25%	.35%	.35%
Total Annual Fund Operating Expenses	.73%	.83%	.93%	1.18%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class S	$75	$233	$406	$906
Class Y	$85	$265	$460	$1,025
Class L	$95	$296	$515	$1,143
Class A	$688	$928	$1,187	$1,924

MassMutual Premier Global Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A	Class N
Management Fees	.80%	.80%	.80%	.80%	.80%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%	.50%
Other Expenses	.25%	.28%	.43%	.43%	.48%
Total Annual Fund Operating Expenses	1.05%	1.08%	1.23%	1.48%	1.78%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$107	$334	$579	$1,283
Class Y	$110	$343	$595	$1,317
Class L	$125	$390	$676	$1,489
Class A	$717	$1,016	$1,336	$2,242
Class N	$281	$560	$964	$2,095

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$181	$560	$964	$2,095

MassMutual Premier International Equity Fund

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S	Class Y	Class L	Class A
Management Fees	.85%	.85%	.85%	.85%
Distribution and Service (Rule 12b-1) Fees	None	None	None	.25%
Other Expenses	.22%	.25%	.40%	.40%
Total Annual Fund Operating Expenses	1.07%	1.10%	1.25%	1.50%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$109	$340	$590	$1,306
Class Y	$112	$350	$606	$1,340
Class L	$127	$397	$686	$1,511
Class A	$719	$1,022	$1,346	$2,263

MassMutual Premier Focused International Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A	Class N
Management Fees	.90%	.90%	.90%	.90%	.90%	.90%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%	.50%
Other Expenses	.16%	.25%	.35%	.50%	.50%	.65%
Total Annual Fund Operating Expenses	1.06%	1.15%	1.25%	1.40%	1.65%	2.05%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$108	$337	$585	$1,294
Class S	$117	$365	$633	$1,398
Class Y	$127	$397	$686	$1,511
Class L	$143	$443	$766	$1,680
Class A	$733	$1,065	$1,420	$2,417
Class N	$308	$643	$1,103	$2,379

Except for Class N shares, the figures shown above would be the same whether you sold your shares at the end of a period or kept them. For Class N shares, you would pay the following expenses if you did not redeem your shares:

Class N	$208	$643	$1,103	$2,379

MassMutual Premier Strategic Emerging Markets Fund

Shareholder Fees (fees paid directly from your investment)

	Class Z	Class S	Class Y	Class L	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class Z	Class S	Class Y	Class L	Class A
Management Fees	1.05%	1.05%	1.05%	1.05%	1.05%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	.25%
Other Expenses	.18%	.34%	.44%	.59%	.59%
Total Annual Fund Operating Expenses	1.23%	1.39%	1.49%	1.64%	1.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class Z	$125	$390	$676	$1,489
Class S	$142	$440	$761	$1,669
Class Y	$152	$471	$813	$1,779
Class L	$167	$517	$892	$1,944
Class A	$756	$1,135	$1,538	$2,659

Until April 1, 2014, the following information supplements the information found on page 94 in the section titled Additional Information Regarding Investment Objectives and Principal Investment Strategies. Effective April 1, 2014, only the waivers and expense caps shown in the prospectus will apply.

Money Market Fund. MassMutual has agreed to voluntarily waive .22% of other expenses for Class A of the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

Short-Duration Bond Fund. MassMutual has agreed to voluntarily waive .14% of the management fees of the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

Inflation-Protected and Income Fund. MassMutual has agreed to voluntarily waive .13% of the management fees of the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

Core Bond Fund. MassMutual has agreed to voluntarily waive .18% of the management fees of the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

Diversified Bond Fund. MassMutual has agreed to voluntarily waive .17% of the management fees of the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

High Yield Fund. MassMutual has agreed to voluntarily waive .10% of the management fees of the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

Barings Dynamic Allocation Fund. MassMutual has agreed to voluntarily cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) to the extent that Total Annual Fund Operating Expenses would otherwise exceed 1.02%, 1.11%, 1.21%, 1.34%, and 1.50% for Classes Z, S, Y, L, and A, respectively. MassMutual may amend or discontinue this cap at any time without advance notice.

Main Street Fund. MassMutual has agreed to voluntarily cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) to the extent that Total Annual Fund Operating Expenses would otherwise exceed .71%, .76%, .91%, 1.16%, and 1.46% for Classes S, Y, L, A, and N, respectively. MassMutual may amend or discontinue this cap at any time without advance notice.

Capital Appreciation Fund. MassMutual has agreed to voluntarily cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) to the extent that Total Annual Fund Operating Expenses would otherwise exceed .71%, .82%, .97%, 1.09%, and 1.46% for Classes S, Y, L, A, and N, respectively. MassMutual may amend or discontinue this cap at any time without advance notice.

Global Fund. MassMutual has agreed to voluntarily cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) to the extent that Total Annual Fund Operating Expenses would otherwise exceed .89%, 1.03%, 1.14%, 1.43%, and 1.52% for Classes S, Y, L, A, and N, respectively. MassMutual may amend or discontinue this cap at any time without advance notice.

Focused International Fund. MassMutual has agreed to voluntarily waive .10% of the management fees of the Fund. MassMutual may amend or discontinue this waiver at any time without advance notice.

Strategic Emerging Markets Fund. MassMutual has agreed to voluntarily (i) waive .15% of the management fees of the Fund and (ii) cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) to the extent that Total Annual Fund Operating Expenses would otherwise exceed .99%, 1.15%, 1.25%, 1.40%, and 1.65% for Classes Z, S, Y, L, and A, respectively. MassMutual may amend or discontinue this waiver and/or cap at any time without advance notice.

Until April 1, 2014, the following information supplements the information found on page 108 in the fourth paragraph under “Investment Adviser” in the section titled Management of the Funds:

Until April 1, 2014, each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares. The fee ranges for each share class of the Funds are .0300% to .0700% for Class Z shares; ..0244% to .3360% for Class S shares; .1144% to .3860% for Class Y shares; .2544% to .4500% for Class L and Class A shares; and .3085% to .5500% for Class N shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-14-01

MASSMUTUAL PREMIER FUNDS

Supplement dated February 3, 2014 to the

Statement of Additional Information dated February 3, 2014

This supplement provides additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

Effective April 1, 2014, MML Investment Advisers, LLC (“MML Advisers”) will replace Massachusetts Mutual Life Insurance Company (“MassMutual”) as the Funds’ investment adviser. MML Advisers, a Delaware limited liability company, is a wholly-owned subsidiary of MassMutual. In addition, at that time, MML Advisers will replace MassMutual as a party to the Administrative Services Agreements with the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-14-01